Note 19 - Long-term Debt and Financing - Finance costs (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Finance costs		$ 88,072	$ 55,972
Credit facility [member]
Statement Line Items [Line Items]
Finance costs	[1]	20,715	12,883
HTC loan [member]
Statement Line Items [Line Items]
Finance costs	[2]	875
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Finance costs	[3]	8,999
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Finance costs	[4]	8,819	497
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Finance costs	[5]	13,598	12,773
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Finance costs	[6]	18,387	15,753
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Finance costs	[7]		9,173
Collateral management and others [member]
Statement Line Items [Line Items]
Finance costs	[8]	$ 16,679	$ 4,893

[1]	As of April 18, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A.. The agreement extends Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. Certain principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at March 31, 2019, the Canadian prime rate was 3.95% and the U.S. prime rate was 5.5%. As at March 31, 2019, $201.6 million has been drawn against the facility and total letters of credit outstanding as of March 31, 2019, amounted to $94.0 million ( March 31, 2018 - $113.4 million). As at March 31, 2019, Just Energy has $56.9 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility is supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at March 31, 2019, the Company was compliant with all of these covenants.
[2]	Filter Group, which was acquired on October 1, 2018, has an outstanding loan payable to HTC. The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable on a monthly basis.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the “8.75% loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees, and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As at March 31, 2019, US$193.0 million was drawn from the 8.75% loan.
[4]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[5]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[6]	The collateral management and others include primarily collateral management costs of $5.1 million, supplier credit term extension charge of $4.8 million and accretion costs relating to the acquisition of RV of $5.1 million. During fiscal 2019, with the combination of high temperatures, low power supplies, and a large increase in forward prices, Electric Reliability Council of Texas ("ERCOT") requires increased collateral coverage for upcoming supply trades and potential exposure which would result in cash constraint on working capital. In response, Just Energy entered into a series of physical and financial trades to manage potential exposures to pricing and collateral requirements for purchases from ERCOT. The transactions facilitate Just Energy’s management of ERCOT collateral requirement and as a result Just Energy was able to avoid a large cash borrowing or facility arrangement. In addition, the arrangement as a whole improves the availability of working capital during the term of the contracts without exposing Just Energy to unintended risks associated with the arrangement.
[7]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018. Each $1,000 principal amount of the 5.75% convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 56.0 common shares of Just Energy, representing a conversion price of $17.85. On or after September 30, 2016, the 5.75% convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The Company may, at its option, on not more than 60 days' and not less than 30 days' prior notice, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the 5.75% convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the 5.75% convertible debentures being repaid by 95% of the current market price on the date of redemption or maturity, as applicable. On March 27, 2018, Just Energy redeemed the 5.75% convertible debentures. Of the amount paid, $99.5 million was recorded as a reduction in the liability component of the 5.75% convertible debentures, a non-cash loss on early redemption of $0.5 million was classified as finance costs, and $7.1 million was recorded as an increase in contributed deficit.
[8]	The collateral management and others include primarily collateral management costs of $5.1 million, a supplier credit term extension charge of $4.8 million and accretion costs relating to the acquisition of RV of $5.1 million. High electricity prices in the forward markets along with fundamental change in the Electric Reliability Council of Texas’s credit exposure calculations in February 2018 led to an increase in collateral requirements for market participants during fiscal 2019.